OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Other Receivables [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	2019	2018
Capitalized fulfillment costs	6,334	2,289
Agent receivables	4,433	4,383
Advances	701	1,055
Claims receivables	810	579
Bunker receivables on time charter-out contracts	5,827	16,606
Other receivables	13,393	1,755
	31,498	26,667
Other receivables are presented net of allowances for doubtful accounts amounting to nil and nil as of December 31, 2019 and December 31, 2018.